THE MULTI-STRATEGY GROWTH & INCOME FUND

Supplement dated July 23, 2012

to the Statement of Additional Information (SAI) dated March 15, 2012

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On the front cover page of the SAI, second paragraph, please delete the sentence:

 “Information on the website is not incorporated herein by reference.”

and replace it with the sentence:

“The Prospectus and other Fund information is available on the Fund’s website at www.growthandincomefund.com.”

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The following disclosure is hereby added to the SAI under the section entitled “Other Information” and replaces and supersedes any language regarding “Portfolio Holdings Disclosure” added to the SAI via prior supplements.

Portfolio Holdings Disclosure:  The Trust has adopted policies and procedures that govern the disclosure of the Fund’s portfolio holdings. These policies and procedures are designed to ensure that such disclosure is in the best interests of Fund shareholders.

The Fund discloses its portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and semi-annual period.

In addition, the Fund’s adviser will publish a schedule of the Fund’s 10 largest portfolio holdings on a monthly basis, approximately 10 days after the end of each month. The schedule shall be published on the Fund’s website at www.growthandincomefund.com.  This information will remain on the website until new information for the next month is posted.  This information also is available by calling toll-free 1-855-601-3841.

The Fund may choose to make available its portfolio holdings to rating agencies such as Lipper, Morningstar or Bloomberg more frequently, on a confidential basis.

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This Supplement, and the Prospectus and Statement of Additional Information both dated March 15, 2012, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information both dated March 15, 2012, have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling  toll-free 1-855-601-3841.